Expense Example - Retail Class [Member] - TF Core Plus Completion Fund - No Share Class	Feb. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 88